Condensed Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		3 Months Ended								6 Months Ended
		Jun. 30, 2024		Mar. 31, 2024		Jun. 30, 2023		Mar. 31, 2023		Jun. 30, 2024		Dec. 31, 2023		Jun. 30, 2023
Statement of comprehensive income [abstract]
Net earnings		$ 122,317		$ 164,041		$ 141,448		$ 111,391		$ 286,358		$ 284,805		$ 252,839
Items that will not be reclassified to net earnings
Gain (loss) on LTIs	[1]	18,309	[2]			(53,083)	[3]			12,840	[2]			(8,429)	[3]
Income tax (recovery) expense related to LTIs		1,327				(6,044)				1,424				(2,090)
Total other comprehensive income (loss)		16,982	[4]	(5,566)	[4]	(47,039)	[4]	40,700	[4]	11,416		(16,574)	[4]	(6,339)
Total comprehensive income		$ 139,299		$ 158,475		$ 94,409		$ 152,091		$ 297,774		$ 268,231		$ 246,500

[1]	LTIs = long-term investments – common shares held.
[2]	The disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation.
[3]	Fair Value Gains (Losses) are reflected as a component of OCI.
[4]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.